Note 21 - Parent Company Financial Information (Details) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 3,737,000	$ 9,065,000
Adjustments to reconcile net income to net cash used by operating activities
Depreciation	842,000	853,000
Increase in deferred taxes	1,374,000	(6,962,000)
(Increase) decrease in other assets	79,000	427,000
Increase (decrease) in other liabilities	(708,000)	583,000
Net cash provided (used) by operating activities	4,627,000	5,561,000
Investing activities
Purchase of property and equipment	(146,000)	(350,000)
Net cash used by investing activities	(24,804,000)	743,000
Financing activities
Net cash provided by financing activities	25,289,000	172,000
Net change in cash	5,112,000	6,476,000
Parent Company [Member]
Operating Activities
Net income	3,737,000	9,065,000
Adjustments to reconcile net income to net cash used by operating activities
Equity in undistributed net income of subsidiaries	(851,000)	(5,610,000)
Depreciation	14,000	14,000
Increase in deferred taxes	(293,000)	(1,343,000)
(Increase) decrease in other assets	767,000	(2,791,000)
Increase (decrease) in other liabilities	(183,000)	385,000
Net cash provided (used) by operating activities	3,191,000	(280,000)
Investing activities
Purchase of property and equipment		(3,000)
Purchase of Other real estate owned from banking subsidiary	(184,000)
Capital contribution to banking subsidiary	(232,000)	(3,000)
Net cash used by investing activities	(416,000)	(3,000)
Financing activities
Net proceeds from issuance of stock	99,000	107,000
Net cash provided by financing activities	99,000	107,000
Net change in cash	2,874,000	(176,000)
Cash, beginning of year	1,719,000	1,895,000
Cash, end of year	$ 4,593,000	$ 1,719,000